Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenue	$ 68,613	$ 59,061	$ 112,497
Other income	398,951	522,082	598,269
Research and development	(25,891,851)	(12,064,008)	(22,419,712)
Patent expenses	(137,666)	(282,042)	(194,512)
Intellectual property expenses	(291,235)	(74,938)
Administration expenses	(13,399,748)	(4,702,860)	(3,686,621)
Occupancy expenses	(18,445)	(23,272)	(78,115)
Net foreign exchange gain/(loss)	(11,011,961)	(265,989)	241,814
Loss before income tax	(50,283,342)	(16,831,966)	(25,426,380)
Income tax benefit	4,938,846	5,708,767	10,474,432
Loss for the year	(45,344,496)	(11,123,199)	(14,951,948)
Items that will not be reclassified subsequently to profit or loss:
Fair value gains on investments in financial assets	469,767	41,098	181,687
Other comprehensive income for the period, net of tax	469,767	41,098	181,687
Total comprehensive loss for the year	(44,874,729)	(11,082,101)	(14,770,261)
Loss for the year is attributable to:
Owners of the Company	(45,344,496)	(11,123,199)	(14,951,948)
Loss for the year	(45,344,496)	(11,123,199)	(14,951,948)
Total comprehensive loss for the year is attributable to:
Owners of the Company	(44,874,729)	(11,082,101)	(14,770,261)
Total comprehensive loss for the year	$ (44,874,729)	$ (11,082,101)	$ (14,770,261)
Loss per share attributable to the owners of the Company:
- Basic and diluted loss per share (cents)	$ (14.15)	$ (4.27)	$ (6.42)